BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

May 4, 2021

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for M Vision Pacific Life SVUL Flexible Premium Variable Universal Life Insurance with Indexed Option(s) Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company

Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6.  The enclosed relates to a variable life insurance policy, designated as M Vision Pacific Life SVUL (“M Vision”), which is funded by the Separate Account. M Vision is a last survivorship (second to die) product.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for M Vision. The prospectus for M Vision is based on, and is substantially similar to the MVP VUL Admiral policy (“VUL Admiral”), File No. 333-238781 and the M’s Versatile Product VUL Survivorship 3 policy (“MVPS3”), file No. 333-153027.

The Staff previously reviewed the VUL Admiral disclosure in connection with its review of the VUL Admiral Initial Registration Statement filed May 29, 2020, Pre-Effective Amendment No. 1, filed August 26, 2020, Pre-Effective Amendment No. 2, filed September 25, 2020, Pre-Effective Amendment No. 3, filed October 14, 2020, and Pre-Effective Amendment No. 4, filed on October 16, 2020.

The M Vision prospectus is also based on survivor disclosure and several additional riders that are substantially similar to MVPS3. The Staff previously reviewed the MVPS3 disclosure in connection with its review of the MVPS3 Registration Statement, Post-Effective Amendment No. 9, filed on February 7, 2014, and Post-Effective Amendment No. 16, filed on July 21, 2017.

All previously filed documents are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the M Vision prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in M Vision differs materially as follows:

1.              M Vision is a survivor (second to die) policy (same as MVPS3; VUL Admiral is a single life policy).

2.              Different variable investment option line-up; one fixed option is available (the Fixed Account).

3.              The following optional benefit riders were added from Prior Filings:

a.              Annual Renewable Term Rider — last Survivor (taken from MVPS3 updated rider form),

b.              Conversion Rider (taken from MVPS3 — same rider form),

c.               Estate Preservation Rider (taken from MVPS3 — same rider form),

d.              Enhanced Policy Split Option Rider (taken from MVPS3 — same rider form),

e.               Policy Split Option Rider (taken from MVPS3 — same rider form),

f.                Terminal Illness Rider — last Survivor (taken from MVPS3 — same rider form),

g.               Flexible Duration No Lapse guarantee Rider (taken from MVP Admiral — same rider form), and

h.              Minimum Indexed Benefit Rider (taken from MVP Admiral — same rider form).

4.              Indexed Fixed Options

a.              Added a new 2-Year Indexed Account.

b.              Removed all references to the Segment Enhancement Factor (MVP Admiral); this feature was removed.

5.              Death Benefit Option C is currently pending and may not be available at launch — will supplement if available after product launch.

6.              Minimum Death Benefit under the Tax Code is the Cash Value Accumulation Test.

7.              Surplus Premium Load modified and is only based on premium allocated to the General Account (Fixed Account and/or Indexed Fixed Options) for aggregate premium amounts made above a certain threshold.

8.              No surrender charges or withdrawal charges.

9.              No Alternate Loan available.

10.       No Additional Credit or Persistency Credit.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.  We are targeting an effective date for this Registration Statement to be on or about October 1, 2021.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/Brandon J. Cage

Brandon J. Cage